Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014		Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 164,856	$ 10,274		$ 391,626	$ 57,794	$ 133,415	$ 134,245
Costs and expenses:
Cost of revenues	1,159,710	538,181		3,320,467	1,555,861	2,170,548	2,329,900
Gross loss		(527,907)				(2,037,133)	(2,195,655)
Research and development expenses	677,729	1,310,905		2,073,391	3,427,513	4,497,790	3,086,737
General and administrative expenses	1,630,608	1,060,812		4,281,883	3,970,579	5,201,997	2,513,136
Sales and marketing expenses	1,055,653	812,005		2,616,218	1,246,507	2,137,004	148,903
Total costs and expenses	4,523,700	3,721,903		12,291,959	10,200,460
Loss from operations	(4,358,844)	(3,711,629)		(11,900,333)	(10,142,666)	(13,873,924)	(7,944,431)
Other income/(expense)
Interest expense, net	(176,120)	(151,491)		(494,596)	(1,640,045)	(1,789,680)	(2,070,064)
Change in fair value of warrant liability	558	3,326		361	(200,994)	(200,936)	782,112
Other income	38,412			64,020
Total other income/(expense)	(137,150)	(148,165)		(430,215)	(1,841,039)	(1,990,616)	(1,287,952)
Loss before income taxes	(4,495,994)	(3,859,794)		(12,330,548)	(11,983,705)	(15,864,540)	(9,232,383)
Income tax expense	(199)			(1,478)	(800)	(1,506)	(800)
Net loss & comprehensive loss	$ (4,496,193)	$ (3,859,794)		$ (12,332,026)	$ (11,984,505)	$ (15,866,046)	$ (9,233,183)
Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic	18,727,806	4,449,603		15,735,907	3,845,540	3,997,797	181,762
Diluted	18,727,806	4,449,603		15,735,907	3,845,540	3,997,797	181,762
Net loss per common share:
Basic	$ (0.24)	$ (0.87)	[1]	$ (0.78)	$ (3.12)	$ (3.97)	$ (50.80)
Diluted	$ (0.24)	$ (0.87)	[1]	$ (0.78)	$ (3.12)	$ (3.97)	$ (50.80)

[1]	Basic and diluted net loss per common share are computed independently for each of the components and quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted net loss per common share.